Goodwill and Intangible assets - Schedule intangible assets and goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 989
Intangible assets and goodwill at end of period	1,068	$ 989
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	613
Intangible assets and goodwill at end of period	685	613
Trademarks, Tradenames & Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	77
Intangible assets and goodwill at end of period	87	77
Capitalized development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	138
Intangible assets and goodwill at end of period	119	138
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	161
Intangible assets and goodwill at end of period	177	161
Cost value
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,481	1,588
Additions	27	44
Sales/disposals	0	(46)
Currency translation difference	224	(105)
Intangible assets and goodwill at end of period	1,732	1,481
Cost value | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	626	680
Sales/disposals	0	(20)
Currency translation difference	72	(34)
Intangible assets and goodwill at end of period	698	626
Cost value | Trademarks, Tradenames & Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	117	127
Additions	0	0
Sales/disposals	0	0
Currency translation difference	22	(10)
Intangible assets and goodwill at end of period	139	117
Cost value | Capitalized development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	451	468
Additions	27	44
Sales/disposals	0	(21)
Currency translation difference	88	(40)
Intangible assets and goodwill at end of period	566	451
Cost value | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	287	313
Additions	0	0
Sales/disposals	0	(5)
Currency translation difference	42	(21)
Intangible assets and goodwill at end of period	329	287
Accumulated amortisation
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(410)	(341)
Amortization for the year	(88)	(110)
Sales/disposals	0	13
Currency translation difference	(72)	28
Intangible assets and goodwill at end of period	(570)	(410)
Accumulated amortisation | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Sales/disposals	0	0
Currency translation difference	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated amortisation | Trademarks, Tradenames & Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(32)	(21)
Amortization for the year	(5)	(13)
Sales/disposals	0	0
Currency translation difference	(6)	2
Intangible assets and goodwill at end of period	(43)	(32)
Accumulated amortisation | Capitalized development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(266)	(226)
Amortization for the year	(69)	(71)
Sales/disposals	0	10
Currency translation difference	(54)	21
Intangible assets and goodwill at end of period	(389)	(266)
Accumulated amortisation | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(112)	(94)
Amortization for the year	(14)	(26)
Sales/disposals	0	3
Currency translation difference	(12)	5
Intangible assets and goodwill at end of period	(138)	(112)
Accumulated impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(82)	(47)
Impairment for the year	(2)	(49)
Sales/disposals	0	11
Currency translation difference	(10)	3
Intangible assets and goodwill at end of period	(94)	(82)
Accumulated impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(13)	(13)
Impairment for the year	0	0
Sales/disposals	0	0
Currency translation difference	0	0
Intangible assets and goodwill at end of period	(13)	(13)
Accumulated impairment | Trademarks, Tradenames & Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(8)	(8)
Impairment for the year	0	0
Sales/disposals	0	0
Currency translation difference	(1)	0
Intangible assets and goodwill at end of period	(9)	(8)
Accumulated impairment | Capitalized development expenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(47)	(25)
Impairment for the year	(2)	(36)
Sales/disposals	0	11
Currency translation difference	(9)	3
Intangible assets and goodwill at end of period	(58)	(47)
Accumulated impairment | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(14)	(1)
Impairment for the year	0	(13)
Sales/disposals	0	0
Currency translation difference	0	0
Intangible assets and goodwill at end of period	$ (14)	$ (14)